Cover	Oct. 30, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 30, 2020
Entity File Number	000-28685
Entity Registrant Name	VERTICAL COMPUTER SYSTEMS, INC.
Entity Central Index Key	0001099509
Entity Tax Identification Number	65-0393635
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	101 West Renner Road
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Richardson
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75082
City Area Code	972
Local Phone Number	437-5200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	VCSY
Security Exchange Name	NONE
Entity Emerging Growth Company	false